Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets (Table)

Prepaid Expenses and Other Current Assets as at December 31, 2021 and December 31, 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Insurance and other claims	$6,265	$762
Advances to suppliers and other assets	7,963	2,329
Prepaid insurances	2,657	584
Other (1)	8,339	3,036
Total	$25,224	$6,711

(1)	Includes current portion of straight-line, scrubber equipment and installation claim.